Share-Based Payment (Details) $ / shares in Units, $ in Thousands														12 Months Ended
	Dec. 17, 2024 $ / shares shares	Dec. 17, 2024 $ / shares shares	Jun. 27, 2024 shares	May 26, 2024 $ / shares	May 26, 2024 $ / shares	Jan. 08, 2024 $ / shares shares	Jan. 08, 2024 $ / shares shares	Nov. 19, 2023 $ / shares	Nov. 19, 2023 $ / shares	May 12, 2023 $ / shares	May 12, 2023 $ / shares	Jan. 19, 2023 shares	Nov. 30, 2022	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
Share-Based Payments [Line Items]
Authorized shares														100,000,000	100,000,000
Exercise price | $ / shares														$ 0.09	$ 0.12
Ordinary shares, issued														47,635,875	47,635,875
Vesting period				4 years	4 years	4 years	4 years	4 years	4 years
Purchase of shares														13,826,046	6,847,185
Restricted share units													530,514
Share-based compensation expense | $														$ 1,212	$ 2,724	$ 1,135
Restricted Common Shares [Member]
Share-Based Payments [Line Items]
Ordinary shares, issued												912,721
Vesting period	4 years	4 years
Issuance of restricted shares	2,249,206	2,249,206
Common Shares [Member]
Share-Based Payments [Line Items]
Ordinary shares, issued						2,337,212	2,337,212
Purchase of shares	434,000	434,000				1,519,388	1,519,388	520,000	520,000
Price per share | (per share)						$ 0.22	$ 0.3	$ 0.14	$ 0.185
Total common shares						2,337,210	2,337,210
Employee [Member]
Share-Based Payments [Line Items]
Vesting period	4 years	4 years								4 years	4 years
Purchase of shares				4,477,694	4,477,694					3,418,034	3,418,034
Price per share | (per share)	$ 0.052	$ 0.07		$ 0.074	$ 0.1					$ 0.13	$ 0.17
Directors [Member]
Share-Based Payments [Line Items]
Vesting period						4 years	4 years
Exercise price per share | (per share)						$ 0.23	$ 0.3
Directors [Member] | Common Shares [Member]
Share-Based Payments [Line Items]
Purchase of shares						467,442	467,442
Parent [member]
Share-Based Payments [Line Items]
Authorized shares														25,352,832
Aggregate number of common shares			49,192,357
Employees, Directors and Service Providers [Member] | Restricted Common Shares [Member]
Share-Based Payments [Line Items]
Ordinary shares, issued												1,996,430
Vesting period												1 year
Restricted share units [member]
Share-Based Payments [Line Items]
Restricted share units				471,336	471,336